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                               RYDEX SERIES FUNDS

                        SUPPLEMENT DATED AUGUST 29, 2000
         TO THE RYDEX SERIES FUNDS STATEMENTS OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2000


This supplement provides new and additional information beyond that contained in the Rydex Series Funds Statement of Additional Information (the "SAI") and Statement of Additional Information - International Funds (the "International Funds SAI") and should be read in conjunction with the SAIs.

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THE FOLLOWING PARAGRAPH WILL REPLACE THE THIRD PARAGRAPH ON PAGE 23 OF THE
RYDEX SERIES FUNDS SAI AND WILL REPLACE THE THIRD FULL PARAGRAPH ON PAGE 17 OF THE RYDEX SERIES FUNDS INTERNATIONAL FUNDS SAI:

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to a Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

THE FOLLOWING PARAGRAPH WILL REPLACE THE FIRST PARAGRAPH ON PAGE 33 OF THE RYDEX SERIES FUNDS SAI:

DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust.
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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE